Stockholders' Equity - Summary of Aggregate Information on all Equity Compensation Plans (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock to be issued upon exercise of outstanding stock options and rights	222	276
Weighted-average exercise price of stock options and rights	$ 32.92	$ 51.71
Number of shares of common stock remaining available for future issuance under equity compensation plans	144	160
Equity Compensation Plans Approved by Security Holders - 2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock to be issued upon exercise of outstanding stock options and rights	222	275
Weighted-average exercise price of stock options and rights	$ 21.4	$ 34.72
Number of shares of common stock remaining available for future issuance under equity compensation plans	144	160
Equity Compensation Plans Not Approved by Security Holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock to be issued upon exercise of outstanding stock options and rights	0	1
Weighted-average exercise price of stock options and rights	$ 2,060.08	$ 2,160.1